Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Accounts Receivable, net
Accounts receivable	¥ 983,063	¥ 730,486
Allowance for doubtful accounts	(65,620)	(62,736)
Accounts receivable, net	917,443	667,750		$ 133,676
Movement of Allowance for Doubtful Accounts
Balance at beginning of year	62,736	51,719	¥ 38,214
Provisions	8,380	16,450	14,694
Reversals	(3,447)	(4,896)	(957)
Write-offs	(2,049)	(537)	(232)
Balance at end of year	¥ 65,620	¥ 62,736	¥ 51,719